Statement to Securityholder

Ally Auto Receivables Trust 2010-2
Distribution Information		Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2010-2
	Asset Type:	Consumer Retail
2. Factor Summary
3. Interest Summary	Closing Date:	6/25/2010
4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2010-2
5. Collateral Summary	Collection Period, Begin:	9/1/2010
	Collection Period, End:	9/30/2010
6. Charge-Off and Delinquency Rates	Determination Date:	10/12/2010
	Distribution Date:	10/15/2010
7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com

The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction .. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture .

Statement to Securityholder

Ally Auto Receivables Trust 2010-2

1. Distribution Summary

Class	CUSIP	Initial Note Principal Balance	Beginning Note Principal Balance	Note Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Carryover Shortfall	Interest Carryover Shortfall	Ending Note Principal Balance (1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005LAA2	250,000,000.00	118,883,205.48	0.58624	30,486,829.47	58,078.41	30,544,907.88	0.00	0.00	88,396,376.01
A-2	02005LAB0	257,000,000.00	257,000,000.00	0.89	0.00	190,608.33	190,608.33	0.00	0.00	257,000,000.00
A-3	02005LAC8	448,000,000.00	448,000,000.00	1.38	0.00	515,200.00	515,200.00	0.00	0.00	448,000,000.00
A-4	02005LAD6	182,800,000.00	182,800,000.00	2.09	0.00	318,376.67	318,376.67	0.00	0.00	182,800,000.00
B	02005LAE4	34,700,000.00	34,700,000.00	3.02	0.00	87,328.33	87,328.33	0.00	0.00	34,700,000.00
C	02005LAF1	28,400,000.00	28,400,000.00	3.51	0.00	83,070.00	83,070.00	0.00	0.00	28,400,000.00
Deal Totals		1,200,900,000.00	1,069,783,205.48		30,486,829.47	1,252,661.74	31,739,491.21	0.00	0.00	1,039,296,376.01

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor
A-1	475.53282192	121.94731788	0.23231364	122.17963152	0.00000000	353.58550404
A-2	1,000.00000000	0.00000000	0.74166665	0.74166665	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	1.15000000	1.15000000	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.74166668	1.74166668	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	2.51666657	2.51666657	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.92500000	2.92500000	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2010-2

Beginning Aggregate Note Pool Factor:	890.81789115
Ending Aggregate Note Pool Factor:	865.43123991

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3. Interest Summary

Class	Accrual Methodology	Beginning Note Principal Balance	Note Rate	Target Interest Distribution	Actual Interest Distribution	Interest Shortfall Amount Allocated/	Remaining Unpaid Interest Carryover
						(Repaid)	Shortfall
						(1) - (2) = (3)
				(1)	(2)	(3)
A-1	Actual/360	118,883,205.48	0.58624	58,078.41	58,078.41	0.00	0.00
A-2	30/360	257,000,000.00	0.89	190,608.33	190,608.33	0.00	0.00
A-3	30/360	448,000,000.00	1.38	515,200.00	515,200.00	0.00	0.00
A-4	30/360	182,800,000.00	2.09	318,376.67	318,376.67	0.00	0.00
Class A Totals		1,006,683,205.48		1,082,263.41	1,082,263.41	0.00	0.00

B	30/360	34,700,000.00	3.02	87,328.33	87,328.33	0.00	0.00
C	30/360	28,400,000.00	3.51	83,070.00	83,070.00	0.00	0.00
Deal Totals		1,069,783,205.48		1,252,661.74	1,252,661.74	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-2

4. Collections and Distributions

Collections
Receipts During the Period	35,030,883.57
Administrative Purchase Payments	166,967.13
Warranty Payments	1,528,381.89
Liquidation Proceeds (Recoveries)	173,005.31
Other Fees or Expenses Paid	0.00
Total Collections	36,899,237.90
Beginning Reserve Account Balance	12,607,640.14
Total Available Amount	49,506,878.04

Distributions
Total Available Amount	49,506,878.04
Basic Servicing Fee	1,026,266.06
Aggregate Class A Interest Distributable Amount	1,082,263.41
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	87,328.33
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	83,070.00
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	12,607,640.14
Noteholders' Regular Principal Distributable Amount	30,486,829.47
Excess Total Available Amount to the Certificateholders	4,133,480.63
Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-2

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	52,986	50,923	50,302
Deal Totals	Aggregate Receivables Principal Balance	1,260,764,014.07	1,142,277,136.29	1,111,790,306.82
	Aggregate Amount Financed	1,363,845,283.16	1,231,519,273.72	1,197,591,054.27

There have been no receivables with respect to which material breaches of pool asset representations or warranties on transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Inception Weighted Average Original Maturity	Beginning Weighted Average Original Maturity	Ending Weighted Average Original Maturity	Inception Weighted Average Life	Beginning Weighted Average Life	Ending Weighted Average Life
Deal Totals	3.03000000	2.97982674	2.96827540	65.31	65.38	65.40	60.44	56.65	55.71

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.75%	0.88%	0.80%	0.91%	0.96%
Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly
Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2010-2

6. Charge -Off and Delinquency Rates

A. Current

	Charge-Off Rate
	Average Receivables	Credit Repurchases	Loss Rate
Current	1,214,555,164.00	77,220.21	0.0763%
Preceding	1,248,342,768.78	75,419.87	0.0725%
Next Preceding	1,281,398,144.87	115,238.77	0.1079%
Three Month Average			0.0856%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate
	Financed	Charge-Offs
Totals	1,363,845,283.16	291,010.46	0.0213%

Delinquency Rate
Total Accounts	Accounts over 60	Percent Delinquent
50,302	18	0.0358%
50,923	14	0.0275%
51,486	17	0.0330%
		0.0321%

Delinquency Stratification	Total Accounts	Total Balance
31 - 60 days	64	1,822,553.70
61 - 90 days	17	495,175.02
> 90 days	1	9,281.61

Bankruptcies	Total Accounts	Total Balance
Prior Period[1]	83	1,626,003.74
Current Period	21	501,883.05
Inventory Charged Off[2]	29	214,868.98
Ending Inventory	75	1,913,017.81

The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2010-2 related to delinquencies, charge offs and uncollectible accounts . There have been no material changes in determining delinquencies, charge-offs and uncollectible amounts .

1. Prior Period Bankruptcies reflect currently active accounts .
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period BK's

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash
				Draws	Releases		Reserve Amount
Cash Reserve	12,607,640.14	12,607,640.14	0.00	0.00	0.00	12,607,640.14	12,607,640.14

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	59,864,014.07
Current Overcollateralization	72,493,930.81
Overcollateralization Target	72,493,930.81

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2010-2. This Servicer Certificate should not be relied upon with respect to any other security . The information contained herein is only an indication of past performance and does not predict how AART 2010-2 will perform in the future.